Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 28, 2017
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2017
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
Satuit West Shore Real Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Satuit West Shore Real Return Fund (formerly, West Shore Real Return Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve purchasing power while emphasizing volatility management and low correlation to traditional equity and bond markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2017, the Fund’s portfolio turnover rate was 26%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund utilizes four core investment strategies: diversified equity, diversified fixed income, real assets and alternative investments. The Fund’s adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate up to 50% of its total assets to diversified equity investments; up to 50% of its total assets to diversified fixed income investments; up to 20% of its total assets to real asset investments; and up to 20% of its total assets to alternative investments.

Diversified Equity. This strategy seeks to take advantage of favorable macroeconomic and currency trends by investing in equity securities of domestic and foreign (non-U.S.) issuers that are believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth, and lower relative risk. This strategy also invests in securities that the adviser believes will provide returns that exceed the rate of inflation. The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants and rights. The Fund may invest in securities of companies in any market sector and with market capitalizations of any size, and may invest without limit in U.S. and non-U.S. dollar-denominated securities of domestic and foreign (non-U.S.) issuers, including issuers located in emerging market countries.

Diversified Fixed Income. This strategy seeks to minimize overall portfolio volatility, while providing current income and inflation protection, by investing directly or indirectly in fixed income securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities. The Fund may invest in fixed income securities of any credit quality or maturity. In executing this strategy, the Fund may invest in cash and/or cash equivalents for defensive purposes.

Real Asset Investments. This strategy seeks to preserve purchasing power over the long term by investing in inflation-sensitive asset classes, including physical gold and other precious metals and commodities. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships. The Fund gains exposure to real asset investments primarily through investments in underlying funds, which, in turn, invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in such real asset investments. In executing this strategy, the Fund may allocate its assets among one or more underlying funds.

Alternative Investments. This strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments. The Fund’s adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk. The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds. The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types. These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments. In executing this strategy, the adviser may allocate Fund assets among one or more underlying funds.

In executing the Fund’s real asset investments and alternative investments strategies, the Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals, collectibles and other commodity-linked investments. The Fund intends to invest in such underlying funds through investments in Satuit West Shore Real Return (Cayman) Fund, Ltd., a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Subsidiary is advised by the adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments. The Subsidiary may also directly invest in physical precious metals, such as gold. The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized. The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial. In evaluating potential investments for the Fund, the adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria. Eligible securities are identified and further sorted by industry, region and country. The adviser then measures each eligible security’s qualitative factors to determine the security’s target price. The adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Cayman Subsidiary Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could adversely affect the Fund and its shareholders. The Fund’s investment in the Subsidiary will bear its pro rata share of the Subsidiary’s operating expenses. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus, is not be subject to all of the investor protections of the 1940 Act.

• Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

• Currency Risk. Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. In addition, economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, limit the Fund’s ability to pay redemptions, and/or cause the Fund to decline in value.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest, either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Fund’s adviser.

• Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

• Equity Risk. Equity securities are susceptible to general stock market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Fixed Income Securities Risk. When the Fund invests directly or indirectly in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

o High-Yield Securities (“Junk Bonds”) Risk. Fixed income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker.

• Hedge Fund Risk. The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. A shareholder of the Fund will also bear fees and expenses charged by the underlying hedge funds in addition to the Fund’s direct fees and expenses. In addition, interests in a hedge fund are likely to be illiquid.

• Hedging Transactions Risk. The Fund may, at times, employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Fund’s adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including closed-end Funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying investments the underlying fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market. The Fund is also exposed to liquidity risk through its investment in underlying funds that hold illiquid securities.

• Management Risk. The risk that investment strategies employed by the adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Master Limited Partnerships (“MLPs”) Risk. MLPs are limited partnerships in which ownership units are publicly traded. Such units may trade infrequently and in limited volume, and may be subject to abrupt or erratic price movements. In addition, limited partners of an MLP, such as the Fund, may have limited control and limited voting rights. MLPs that concentrate in a particular industry, sector or region are subject to risks associated with such industry, sector or region. Investments held by an MLP may be illiquid.

• Mortgage-Backed and Asset-Backed Securities Risk. The Fund’s investment in mortgage-backed securities and other asset-backed securities, such as automobile or home equity loans, installment sales contracts, computer and other leases, credit card receivables or other assets, subjects the Fund to prepayment and extension risk, interest rate risk, market risk and management risk.

• Options Risk. To the extent the Fund employs options as a component of the Fund’s investment strategies, the Fund is subject to the risk that option prices may change in ways not expected by the Fund. Volatility is a measure of risk (uncertainty), or variability of price of an option’s underlying equity security. Higher volatility estimates reflect greater expected fluctuations (in either direction) in underlying price levels. Because the Fund may both buy and sell options, there is a risk that changes in volatility assumptions are not consistent or correlated for options of various terms to expiration.

• Real Estate Investment Trusts (“REITs”) Risk. The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

• Volatility Management Risk. There can be no assurance that the Fund’s volatility management strategy will be successful or that the adviser’s measurements of volatility will correctly estimate the future volatility of the financial markets. The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A, Class N, and Class R shares, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.satuitfunds.com or by calling 1-855-973-8637.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-973-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.satuitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3/30/2016	4.97%
Lowest Quarter:	9/30/2015	(7.68%)
		The Fund’s year-to-date return (Class I shares) as of June 30, 2017 was (0.62)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return (Class I shares)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.68%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Class I shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Satuit West Shore Real Return Fund | Barclays U.S. TIPS Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.68%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%	[1]
Satuit West Shore Real Return Fund | Consumer Price Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[2]
Satuit West Shore Real Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.29%	[4]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	794
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,387
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.20%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2013
Satuit West Shore Real Return Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.89%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,585
Annual Return 2014	rr_AnnualReturn2014	1.55%
Annual Return 2015	rr_AnnualReturn2015	(10.58%)
Annual Return 2016	rr_AnnualReturn2016	2.13%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2013
Satuit West Shore Real Return Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)
Satuit West Shore Real Return Fund | Class I | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Satuit West Shore Real Return Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.14%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,836
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.53%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2013
Satuit West Shore Real Return Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.39%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	825
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,081
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2013

[1]	The Barclays U.S. TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities ("TIPS") market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more. It is not possible to invest directly in an unmanaged index.
[2]	The Consumer Price Index ("CPI") is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's Adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least November 1, 2018] to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class I, Class N and Class R shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[5]	The inception date of the Fund is December 6, 2013.